Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year	¥ 18,342	$ 2,878	¥ 18,342	¥ 17,658	¥ 17,658	¥ 16,280	¥ 16,280
Operating costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year			791		199		216
Selling expenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year			5,778		7,350		7,144
General and administrative expenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income [Line Items]
Depreciation for the year			¥ 11,773		¥ 10,109		¥ 8,920